OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2019	2018
Deferred charter revenue	28,171	20,011
Deferred gain on sale and leaseback	—	258
Unfavorable charter party-in contracts	—	672
Payroll and employee tax accruals	714	548
Bunker obligations on time charter out contracts	1,599	331
Other current liabilities	11,651	6,578
	42,135	28,398